As filed with the Securities and Exchange Commission on April 23, 2012

                                                                                                                                          Investment Company Act File No. 811-22703

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
(Check appropriate box or boxes)

[X]           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[  ]                      Amendment No. ________

Arden Macro
Master Fund, L.L.C.
(Exact name of Registrant as specified in Charter)

Arden Asset Management LLC
375 Park Avenue
32nd Floor
New York, New York 10152
 (Address of principal executive offices)

Registrant's Telephone Number, including Area Code: (212) 751-5252

Craig Krawiec
Arden Asset Management LLC
375 Park Avenue
32nd Floor
New York, New York 10152
(212) 751-5252
(Name and address of agent for service)

Copy to:
George M. Silfen, Esq.
Schulte Roth & Zabel LLP
919 Third Avenue
New York, NY 10022

This Registration Statement has been filed by Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended.  However, units of limited liability company interests in Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), since such units will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act.  Investments in Registrant may be made only by individuals or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act.  This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interest in Registrant.

PART A

Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the Registration Statement on Form N-2 of Arden Macro Fund, L.L.C. (the "Feeder Fund"), as filed with the Securities and Exchange Commission (the "Commission") on April 23, 2012 (the "Feeder Fund's Registration Statement").

ITEM 3.  FEE TABLE.

This table describes the fees and expenses that you will pay if you buy and hold units of limited liability company interests in Arden Macro Master Fund, L.L.C. (the "Master Fund").  Because the Master Fund has not been operational for a full year, many of these expenses are estimates.

Annual Expenses (as a percentage of net assets of the Master Fund):

Advisory Fee (1)	[ _ ]%
Management Fee (1)	[ _ ]%
Other Expenses (2)	[ _ ]%
Acquired Fund (Portfolio Funds) Fees and Expenses (3)	[ _ ]%
Total Annual Expenses	[ _ ]%

(1) For a discussion of the payment of the Advisory Fee and the Management Fee, please see the section entitled "The Adviser" in the Feeder Fund's prospectus (the "Prospectus") included in the Feeder Fund's Registration Statement.

(2) "Other Expenses" are estimated based on the Master Fund's estimated net assets of approximately $[  ] million and anticipated expenses for the first year of the Master Fund's operations, and includes professional fees and other expenses, including, without limitation, organizational and offering costs of the Master Fund, as well as administration, custody fees and other expenses.

(3) Includes the fees and expenses of the Portfolio Funds in which the Master Fund intends to invest.  Specifically, a Portfolio Fund is generally expected to be subject to management fees that range between 1.0%–2.0% of the total net assets managed by a Portfolio Manager and performance fees or incentive allocations that range between 15%–25% of its net capital appreciation (if any).  Fees and expenses of Portfolio Funds are based on historic fees and expenses.  Future Portfolio Funds' fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Portfolio Funds, which may fluctuate over time.  The amount of the Master Fund's average net assets used in calculating this percentage was based on anticipated net assets of approximately $[  ] million.

The purpose of the table above and the example below is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly.  For a more complete description of the various fees and expenses of the Master Fund, see the sections entitled "The Adviser" and "Fees and Expenses" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

Example	1 Year	3 Years	5 Years	10 Years

You would pay the following expenses on a $1,000 investment in the Master Fund, assuming a 5% annual return:	$[ _ ]	$[ _ ]	$[ _ ]	$[ _ ]

The example above is based on the expenses set forth above and should not be considered a representation of future expenses.  Actual expenses may be higher or lower than those shown and the actual rate of return may be greater or less than the hypothetical 5% return assumed in the examples.

ITEM 8.  GENERAL DESCRIPTION OF THE REGISTRANT.

The Master Fund is a closed-end, non-diversified, management investment company that was organized as a limited liability company under the laws of the State of Delaware on April 10, 2012.  Units in the Master Fund are being issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act of 1933, as amended (the "1933 Act").  Investments in the Master Fund may be made only by "accredited investors," as defined in Regulation D under the 1933 Act.  This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

The Master Fund's investment objective is to seek to achieve capital appreciation with a relatively low correlation to the major equity and fixed income markets.  In pursuing its investment objective, the Master Fund invests its assets primarily in hedge funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of absolute return investment strategies.  The Master Fund's investment adviser, Arden Asset Management LLC (the "Adviser") is responsible for selecting Portfolio Managers and determining the portion of the Master Fund's assets to be allocated to each Portfolio Manager.  Portfolio Managers are generally chosen on the basis of some or all of the following selection criteria established by the Adviser, including an analysis of the Portfolio Manager's performance during various time periods and market cycles, the Portfolio Manager's reputation, experience, training and investment philosophy and policies, whether the Portfolio Manager has an identifiable track record and/or the degree to which the Portfolio Manager has a personal investment in the investment program.  Portfolio Managers may invest in a wide range of instruments, including, but not limited to, U.S. and foreign equities and equity-related instruments, currencies, commodities, futures and fixed income and other debt-related instruments, cash and cash equivalents, options and warrants.  The Adviser expects that Portfolio Managers will utilize both over-the-counter and exchange traded instruments (including derivative instruments), trade on margin and engage in short sales.  The Master Fund's multi-asset, multi-manager structure seeks to take advantage of broad market opportunities.  The Master Fund will not follow a rigid investment policy that would restrict it from participating in any market, strategy or investment.

Information on the Master Fund's investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled "Investment Program," "Investment Practices and Related Risk Factors" and "Additional Risk Factors" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 9.  MANAGEMENT

A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections entitled "Management of the Fund," and "The Adviser" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.  The following list identifies the specific sections of the Feeder Fund's Prospectus under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

Item 9.1(a)	Management of the Fund
Item 9.1(b)	The Adviser
Item 9.1(c)	The Adviser
Item 9.1(d)	Administrator
Item 9.1(e)	Custodian and Escrow Agent
Item 9.1(f)
The Master Fund bears its own operating expenses.  These operating expenses include, but are not limited to:  all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account such as direct and indirect expenses associated with the Master Fund's investments, including its investments in Portfolio Funds, transfer taxes and premiums, taxes withheld on foreign dividends and, if applicable in the event the Master Fund utilizes a portfolio account, brokerage commissions, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased and margin fees); all costs and expenses associated with the establishment of any portfolio accounts; any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Master Fund; audit and tax preparation fees and expenses; administrative expenses and fees; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management or compliance services; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond for the Master Fund; any investment advisory and management fees; fees and travel-related and

Item 9.1(f)
other expenses of members of the Board of Managers of the Master Fund who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Master Fund's transactions among the Adviser and any custodian or other agent engaged by the Master Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board of Managers of the Master Fund.

Item 9.1(g)	Not Applicable
Item 9.2	Not Applicable
Item 9.3	See response to Item 19 below.

ITEM 10.  CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

ITEM 10.1.  CAPITAL STOCK

The Master Fund is organized as a limited liability company under the laws of the State of Delaware.  The Master Fund has elected to be classified as an association taxable as a corporation for Federal tax purposes and intends to (i) elect to be treated as, and (ii) operate in a manner to qualify as, a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended.  An investor in the Master Fund will be a member (a "Member") of the Master Fund and his or her rights in the Master Fund will be established and governed by the limited liability company agreement of the Master Fund (the "Master Fund Agreement").  The following is a summary description of certain provisions of the Master Fund Agreement.  The description of such provisions is not definitive and reference should be made to the complete text of the Master Fund Agreement.

The security purchased by an Investor is a unit of limited liability company interest (a "Unit") in the Master Fund.  All Units shall be fully paid and nonassessable.  Investors shall have no preemptive or other rights to subscribe for any additional Units.

The management and operation of the Master Fund and its business and affairs will be vested solely in the Board, and the members of the Board will be the "managers" of the Master Fund (each, a "Manager" and collectively, the "Managers").  In no event shall any Member, in his or her capacity as such, have any role in the management of the Master Fund's affairs.  The Members shall have power to vote only:  (i) for the election of Managers as provided in the following paragraph; (ii) with respect to any amendment of the Master Fund Agreement, to the extent and as provided therein; and (iii) with respect to such additional matters relating to the Master Fund as may be required by the Master Fund Agreement, applicable law or as the Board may consider necessary or desirable.  With respect to any matter requiring the vote of Members, the Members shall vote in proportion to the value of their respective capital accounts as of the record date applicable to the consideration of such matter.

There will normally be no meetings of Members for the purpose of electing Managers except that, in accordance with the Investment Company Act of 1940 (the "1940 Act"):  (i) the Master Fund will hold a meeting of Members for the election of Managers at such time as less than a majority of the Managers holding office have been elected by Members; and (ii) if, as a result of a vacancy on the Board, less than two-thirds of the members of the Board holding office have been elected by the Members, that vacancy may be filled only by a vote of the Members.

The Board may admit one or more Members generally as of the first business day of each month; provided, however, that the Master Fund may, in the discretion of the Board, admit Members more or less frequently.  Subject to the foregoing terms, Members may be admitted to the Master Fund subject to the condition that each such Member shall execute an appropriate signature page of the Master Fund Agreement or of the Master Fund's investor certification pursuant to which such Member agrees to be bound by all the terms and provisions of the Master Fund Agreement.  The Board may in its absolute discretion reject any purchase of Units.  Units will be issued only in a transaction or transactions not requiring registration under the 1933 Act.

The Master Fund may be dissolved: (i) by an affirmative vote of the Board to dissolve the Master Fund; (ii) by affirmative vote of the Members of the Master Fund holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members; (iii) upon the failure of Members to elect a successor Manager at a meeting called by the Adviser in the event that no Manager remains to continue the business of the Master Fund; (iv) upon the expiration of any two-year period that commences on the date on which any Member has submitted a written notice to the Master Fund to tender all of its Units for repurchase by the Master Fund if such Units have not been repurchased by the Master Fund; or (v) as required by operation of law.

ITEM 10.2.  LONG-TERM DEBT.

Not applicable.

ITEM 10.3.  GENERAL.

Not applicable.

ITEM 10.4.  TAXES.

Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Tax Aspects" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 10.5.  OUTSTANDING SECURITIES.

As of the date of filing of this Registration Statement, there are no securities of the Master Fund outstanding.

ITEM 10.6.  SECURITIES RATINGS.

Not applicable.

ITEM 11.  DEFAULTS AND ARREARS ON SENIOR SECURITIES.

Not applicable.

ITEM 12.  LEGAL PROCEEDINGS.

Not applicable.

ITEM 13.  TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.

Not applicable.

PART B

Part B of this Registration Statement should be read in conjunction with Part A.  Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from the Feeder Fund's Registration Statement on Form N-2.

ITEM 14.  COVER PAGE.

Not applicable.

ITEM 15.  TABLE OF CONTENTS.

Not applicable.

ITEM 16.  GENERAL INFORMATION AND HISTORY.

Not applicable.

ITEM 17.  INVESTMENT OBJECTIVE AND POLICIES.

Part A contains basic information about the investment objective, policies and limitations of the Master Fund.  This Part B supplements the discussion in Part A of the investment objective, policies, and limitations of the Master Fund.

Information on the fundamental investment policies and the non-fundamental investment policies and limitations of the Master Fund, the types of investment techniques used by the Master Fund and certain risks attendant thereto, as well as other information on the Master Fund's investment process, is incorporated by reference from the sections entitled "Investment Program," "Investment Practices and Related Risk Factors" and "Additional Risk Factors" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 18.  MANAGEMENT.

Information about the Managers and officers of the Master Fund, their roles in the management of the Master Fund, the compensation of the Managers and the committees of the Board is incorporated by reference from the sections entitled "Management of the Fund" and "The Adviser" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

B-1

ITEM 19.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

The Feeder Fund invests substantially all of its assets in the Master Fund.  As of [________], 2012, the Feeder Fund owned more than 25% of the outstanding Units of the Master Fund:

Name	Address	Percentage of Ownership
Arden Macro Fund, L.L.C.	(1)	[____]%(2)

(1)	The Feeder Fund has the same address as the Master Fund.

(2)	It is expected that, in addition to the Feeder Fund's investment in the Master Fund, the Adviser will also make a seed investment in the Master Fund.

To the extent that any investor is the beneficial owner of more than 25% of the outstanding securities of the Master Fund, such investor may be deemed to be a "control person" of the Master Fund for purposes of the 1940 Act.

ITEM 20.  INVESTMENT ADVISORY AND OTHER SERVICES.

Information on the investment management and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled "The Adviser" and "Additional Information and Summary of Limited Liability Company Agreement" in the Feeder Fund's Prospectus, included in the Feeder Fund's Registration Statement.

ITEM 21.  PORTFOLIO MANAGERS.

Information about the portfolio managers and their other accounts managed, compensation and ownership of securities is incorporated herein by reference from the section entitled "The Adviser" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 22.  BROKERAGE ALLOCATION AND OTHER PRACTICES.

A description of the Master Fund's brokerage allocation and other practices is incorporated herein by reference from the section entitled "Brokerage" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 23.  TAX STATUS.

Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Tax Aspects" in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 24.  FINANCIAL STATEMENTS.

The Master Fund will issue a complete set of financial statements on an annual basis prepared in accordance with generally accepted accounting principles.

B-2

PART C

OTHER INFORMATION

ITEM 25.  FINANCIAL STATEMENTS AND EXHIBITS

(1) Financial Statements:

Because the Registrant has no assets, financial statements are omitted.
(2) Exhibits:

(a) (1)	Certificate of Formation

(2)	Limited Liability Company Agreement*

(b) Not Applicable

(c) Not Applicable

(d) See Item 25(2)(a)(2)

(e) Not Applicable

(f) Not Applicable

(g) (1)	Form of Investment Advisory Agreement*

(2)	Form of Management Agreement*

(h) Not Applicable

(i) Not Applicable

(j) Form of Custodian Services Agreement*

(k) Form of Administration Agreement*

(l) Not Applicable

(m) Not Applicable

(n) Not Applicable

(o) Not Applicable

(p) Not Applicable

(q) Not Applicable

(r) (1)	Code of Ethics*

(2)	Code of Ethics of the Adviser*

*To be filed by amendment.

ITEM 26.  MARKETING ARRANGEMENTS

Not Applicable.

ITEM 27.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION*

All figures are estimates:

Accounting fees and expenses	$[ ]
Legal fees and expenses	$[ ]
Printing and offering expenses	$[ ]
Miscellaneous	$[ ]

Total	$[ ]

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

After completion of the private offering of units, Registrant expects that no person will be directly or indirectly under common control with Registrant.

ITEM 29.  NUMBER OF HOLDERS OF SECURITIES

Title of Class	Number of Record Holders*
Units of Limited Liability Company Interests	[1]

* As of [_____], 2012.  It is expected that the Adviser will also make a seed investment in the Master Fund, in addition to the Feeder Fund’s investment in the Master Fund.

ITEM 30.  INDEMNIFICATION*

*To be filed by amendment.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser of Registrant, and each member, director, executive officer, or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, director, officer, employee, partner or trustee, is set forth in Feeder Fund's Prospectus in the sections entitled "Management of the Fund" and "The Adviser."  Information as to the members and officers of Arden Asset Management LLC is included in its Form ADV as filed with the Commission (File No. 801-61080), and is incorporated herein by reference.

ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS

All  accounts,  books and other  documents  required  to be  maintained  by Section 31(a) of the Investment  Company Act of 1940, and the rules thereunder are maintained at the offices of:

            [To be filed by amendment]

ITEM 33.  MANAGEMENT SERVICES

The Registrant is not party to any management service related contract other than those described in the Feeder Fund's Prospectus included in the Feeder Fund's Registration Statement.

ITEM 34.  UNDERTAKINGS

Not Applicable.

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 23rd day of April, 2012.

ARDEN MACRO MASTER FUND, L.L.C.

By:	/s/ Craig Krawiec
Name: Craig Krawiec
Title: Manager

EXHIBIT INDEX

EXHIBIT NUMBER	DOCUMENT DESCRIPTION
(a)(1)	Certificate of Formation